FAIR VALUE MEASUREMENT - Derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Unrealized fair value of derivative assets, current	$ 30.0	$ 6.5
Unrealized fair value of derivative assets, non-current	15.1	10.5
Unrealized fair value of derivative assets	45.1	17.0
Unrealized fair value of derivative liabilities, current	(4.0)	(21.3)
Unrealized fair value of derivative liabilities, non-current	(3.5)	(3.4)
Unrealized fair value of derivative liabilities	(7.5)	(24.7)
Net asset (liability)	37.6	(7.7)
TRS
Financial Instruments
Net asset (liability)	1.7	(11.0)
Unrealized gain (loss) recorded in AOCI	0.0	0.0
Derivative Contracts
Financial Instruments
Net asset (liability)	37.6	(7.7)
Unrealized gain (loss) recorded in AOCI	26.9	2.2
Foreign currency forward and collar contracts
Financial Instruments
Net asset (liability)	(4.5)	(4.3)
Unrealized gain (loss) recorded in AOCI	(3.5)	(2.5)
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	(1.1)
Energy swap contracts
Financial Instruments
Net asset (liability)	40.4	7.6
Unrealized gain (loss) recorded in AOCI	30.4	$ 4.7
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	$ 19.1